Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Details of Wing Yip and its Subsidiaries

Details of Wing Yip and its subsidiaries (collectively, the “Group”) as of December 31, 2025 are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Wing Yip	April 24, 2015	Hong Kong, China	Parent	Holding company
Wing Yip GD	December 2, 2010	Guangdong, China	100	Production and sale of food
Wing Yip HN	August 12, 2020	Hainan, China	100	Production and sale of food
Miaoyu	November 10, 2025	Guangdong, China	100	Not yet commence business